SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - Restricted Stock Units And Performance Share Units [Member] - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.99%
Contractual term (years)	5 years
Volatility	75.34%